On October 22, 2020, the Board of Trustees of the Capitol Series Trust approved the liquidation of the Cornerstone Capital Access Impact Fund (the “Fund”) as being in the best interest of the Fund and its shareholders. All outstanding shares of the Fund were redeemed, and the Fund discontinued all operations on December 3, 2020.  As of November 30, 2020, there were no securities held by the Fund, so no portfolio schedule is reported for this filing.